Pay vs Performance Disclosure - USD ($)	12 Months Ended					60 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year (a)	Summary Compensation Total for the Principal Executive Officer (“PEO”)		Compensation Actually Paid to the PEO		Summary Compensation Total for the Principal Executive Officer (“PEO”)		Compensation Actually Paid to the PEO		Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“Non-PEO NEOs”)		Average Compensation Actually Paid to Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on:
													Total Shareholder Return	Peer Group Total Shareholder Return		Net Income (in $M)		Revenue (in $M)
	(b)	(1)	(c)	(1)(7)	(b)	(2)	(c)	(2) (7)	(d)	(3)	(e)	(3) (7)	(f)	(g)	(4)	(h)	(5)	(i)	(6)
2023	$20,398,426		$32,769,352		N/A		N/A		$9,916,713		$14,444,039		$156	$167		$7,502		$61,860
2022	16,580,075		23,935,007		N/A		N/A		8,318,193		10,496,901		128	115		1,639		60,530
2021	17,550,959		23,798,901		N/A		N/A		8,706,301		9,116,435		115	179		5,743		57,350
2020	17,009,682		13,997,217		$21,062,593		$15,778,831		12,913,982		10,795,062		99	132		5,590		55,179

(1)
Mr. Krishna was the PEO for all four years in the table. For 2023, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($14,823,369) for the date of grant fair value of stock awards and stock options, as well as ($23,183) for Change in Pension Value in 2023. Amounts added to (or subtracted from) the PEO’s SCT total for 2023 also include: $19,555,003 for the fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $2,859,266 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2023; and $4,803,209 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2023.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy; and for 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2023 include ($7,003,082) for the average value at the date of grant of stock awards and stock options granted in 2023 as well as ($4,609) for the average Change in Pension and Retention Plan Values in 2023. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2023 also include: $8,878,110 for the average fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $1,670,606 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2023; and $625,723 for the average change in fair value of stock awards that were granted in prior years and vested during 2023.

(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. Due to Broadcom’s acquisition of VMware in November 2023, Total Shareholder Return for VMware is as of November 2023. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the 2022 Peer Group) and if the 2021 Peer Group was used in 2023, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2023 would have been $182 (compared to $167 for the 2023 Peer Group).

(5)
Net Income in 2021 and 2020 includes the Managed Infrastructure business, which separated from IBM on November 3, 2021 as Kyndryl. Net Income from Continuing Operations, which would have excluded the Managed Infrastructure business, would have been $4,712 million and $3,932 million for 2021 and 2020, respectively. Net Income in 2022 included a one-time, non-cash pension settlement charge of approximately $4.4 billion, net of tax.

(6)
Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

(7)
The fair value of stock awards and stock options included in CAP to the PEO and Average Non-PEO CAP are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in IBM’s Annual Report. Any changes to stock award fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on IBM’s stock price at the respective measurement dates (less the present value of foregone dividends), and the performance metric scoring projections (if applicable) at the respective measurement dates. Changes to stock option fair values are based on IBM’s stock price at the respective measurement dates, in addition to an updated expected option term, volatility of the company’s stock over the updated expected option term, expected dividend yield, and risk-free rate assumptions. For each of 2022 and 2023, the year-end stock option fair value increased meaningfully from the fair value on the grant date, primarily driven by an increase in IBM’s stock price, and, for 2022, an increase in the risk-free interest rate to approximately 4% at year-end from approximately 2% on the grant date.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Mr. Krishna was the PEO for all four years in the table. For 2023, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($14,823,369) for the date of grant fair value of stock awards and stock options, as well as ($23,183) for Change in Pension Value in 2023. Amounts added to (or subtracted from) the PEO’s SCT total for 2023 also include: $19,555,003 for the fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $2,859,266 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2023; and $4,803,209 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2023.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy; and for 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2023 include ($7,003,082) for the average value at the date of grant of stock awards and stock options granted in 2023 as well as ($4,609) for the average Change in Pension and Retention Plan Values in 2023. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2023 also include: $8,878,110 for the average fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $1,670,606 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2023; and $625,723 for the average change in fair value of stock awards that were granted in prior years and vested during 2023.

Peer Group Issuers, Footnote
(4)
Peer Group Total Shareholder return is calculated based on IBM’s Proxy Peer Group that was disclosed in the Compensation, Discussion & Analysis section of IBM’s Proxy Statement for each respective year shown in the table, weighted based on the Peer Group’s Market Capitalization as of December 31, 2019. Due to Broadcom’s acquisition of VMware in November 2023, Total Shareholder Return for VMware is as of November 2023. As disclosed in IBM’s 2022 Proxy Statement, the Company updated its Peer Group in 2022 to increase the weighting of peers in the technology industry, reflect IBM’s increased orientation as a hybrid cloud and AI company, and align the 2022 Peer Group with the size and scope of IBM following the separation of Kyndryl on November 3, 2021. If IBM used the 2021 Peer Group in 2022, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2022 would have been $129 (compared to $115 for the 2022 Peer Group) and if the 2021 Peer Group was used in 2023, the cumulative Total Shareholder Return from 12/31/2019 to 12/31/2023 would have been $182 (compared to $167 for the 2023 Peer Group).

Adjustment To PEO Compensation, Footnote
(1)
Mr. Krishna was the PEO for all four years in the table. For 2023, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($14,823,369) for the date of grant fair value of stock awards and stock options, as well as ($23,183) for Change in Pension Value in 2023. Amounts added to (or subtracted from) the PEO’s SCT total for 2023 also include: $19,555,003 for the fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $2,859,266 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2023; and $4,803,209 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2023.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy; and for 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2023 include ($7,003,082) for the average value at the date of grant of stock awards and stock options granted in 2023 as well as ($4,609) for the average Change in Pension and Retention Plan Values in 2023. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2023 also include: $8,878,110 for the average fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $1,670,606 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2023; and $625,723 for the average change in fair value of stock awards that were granted in prior years and vested during 2023.

Non-PEO NEO Average Total Compensation Amount	$ 9,916,713	$ 8,318,193	$ 8,706,301	$ 12,913,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,444,039	10,496,901	9,116,435	10,795,062
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Mr. Krishna was the PEO for all four years in the table. For 2023, amounts deducted from the PEO’s Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the PEO include ($14,823,369) for the date of grant fair value of stock awards and stock options, as well as ($23,183) for Change in Pension Value in 2023. Amounts added to (or subtracted from) the PEO’s SCT total for 2023 also include: $19,555,003 for the fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $2,859,266 for the change in fair value of stock awards and stock options that were granted in prior years and which remained outstanding at the end of 2023; and $4,803,209 for the change in fair value of stock awards and stock options that were granted in prior years and vested in 2023.

(2)
Ms. Rometty was the PEO from April 5, 2020 (when she became Executive Chairman) through her retirement from IBM on December 31, 2020.

(3)
The Non-PEO NEOs were, for 2023, Mr. Kavanaugh, Mr. Thomas, Mr. Cohn, and Ms. Browdy; for 2021 and 2022, Mr. Kavanaugh, Mr. Cohn, Mr. Rosamilia and Ms. Browdy; and for 2020, Mr. Kavanaugh, Ms. Browdy, Mr. James Whitehurst, and Dr. John Kelly. Amounts subtracted from the average SCT totals for the Non-PEO NEOs (“Average Non-PEO SCT”) to calculate Average CAP to the Non-PEO NEOs (“Average Non-PEO CAP”) for 2023 include ($7,003,082) for the average value at the date of grant of stock awards and stock options granted in 2023 as well as ($4,609) for the average Change in Pension and Retention Plan Values in 2023. Amounts added to (or subtracted from) the Average Non-PEO SCT to calculate Average Non-PEO CAP for 2023 also include: $8,878,110 for the average fair value of stock awards and stock options that were granted in 2023 and which remained outstanding at the end of 2023; $1,670,606 for the average change in fair value of stock awards that were granted in prior years and which remained outstanding at the end of 2023; and $625,723 for the average change in fair value of stock awards that were granted in prior years and vested during 2023.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO CAP increase in each of 2022 and 2023 is also largely the result of IBM’s increased stock price in each of those years. The average non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2023, 2022 and 2021. While the TSR increased over the four-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
IBM’s Revenue from Continuing Operations increased in 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income also increased in 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Compensation Actually Paid vs. Net Income
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO CAP increase in each of 2022 and 2023 is also largely the result of IBM’s increased stock price in each of those years. The average non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2023, 2022 and 2021. While the TSR increased over the four-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
IBM’s Revenue from Continuing Operations increased in 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income also increased in 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO CAP increase in each of 2022 and 2023 is also largely the result of IBM’s increased stock price in each of those years. The average non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2023, 2022 and 2021. While the TSR increased over the four-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
IBM’s Revenue from Continuing Operations increased in 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income also increased in 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Total Shareholder Return Vs Peer Group
Relationship between Compensation Actually Paid disclosed in the Pay Versus Performance table, and other table elements
Both CAP to Mr. Krishna and cumulative total shareholder return increased over the prior year in each of 2023, 2022 and 2021. As there were no changes to Mr. Krishna’s base salary, target annual incentive, or target equity grant planned value since Mr. Krishna became CEO in April 2020 through 2022, the increase in PEO CAP was largely the result of the increase in IBM’s stock price over that same time period. In addition to IBM’s stock price increase from 2022 to 2023, the PEO CAP increase in 2023 also resulted from the increase in Mr. Krishna’s 2023 target equity grant, which was in line with the median of the 2023 benchmark group. The average Non-PEO NEO CAP increase in each of 2022 and 2023 is also largely the result of IBM’s increased stock price in each of those years. The average non-PEO CAP decreased in 2021, primarily because of the change in Non-PEO NEOs compared to 2020.
The increase in IBM’s stock price that largely contributed to the increased PEO CAP also drove the increase in IBM’s Total Shareholder Return (“TSR”) in 2023, 2022 and 2021. While the TSR increased over the four-year period, the average non-PEO NEO CAP decreased in 2021 for the reasons noted above.
IBM’s Revenue from Continuing Operations increased in 2023, 2022 and 2021 and was directionally aligned with PEO CAP for the reported period. Net Income also increased in 2023 and 2021, directionally in line with the PEO CAP. Net Income in 2022, which included a one-time non-cash pension settlement charge of $4.4 billion (net of tax), decreased in 2022. Without this charge, 2022 Net Income would have increased from 2021 to 2022 as well.

Tabular List, Table
Tabular List of IBM’s most important metrics that link Compensation Actually Paid to the PEO and other NEOs
We consider the list below to be IBM’s most important metrics that link CAP to our Named Executive Officers to IBM’s performance, as they are the key metrics that determine the payout of IBM’s Annual Incentive Program and Performance Stock Units.
Revenue
Operating Cash Flow
Operating EPS
Free Cash Flow

Total Shareholder Return Amount	$ 156	128	115	99
Peer Group Total Shareholder Return Amount	167	115	179	132	$ 129	$ 182
Net Income (Loss)	$ 7,502,000,000	$ 1,639,000,000	$ 5,743,000,000	$ 5,590,000,000
Company Selected Measure Amount	61,860,000,000	60,530,000,000	57,350,000,000	55,179,000,000
PEO Name	Mr. Krishna
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent		$ 4,400,000,000	$ 4,712,000,000	$ 3,932,000,000
ECD Risk Free Interest Rate	4.00%	2.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(6)
Revenue metric reflects Revenue from Continuing Operations to provide for consistent comparison before and after the separation of the Managed Infrastructure business as Kyndryl on November 3, 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Operating EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Mr. Krishna [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,398,426	$ 16,580,075	17,550,959	17,009,682
PEO Actually Paid Compensation Amount	32,769,352	$ 23,935,007	$ 23,798,901	13,997,217
Ms. Rometty [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				21,062,593
PEO Actually Paid Compensation Amount				$ 15,778,831
PEO | Mr. Krishna [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,823,369)
PEO | Mr. Krishna [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,183)
PEO | Mr. Krishna [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,555,003
PEO | Mr. Krishna [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,859,266
PEO | Mr. Krishna [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,803,209
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,003,082)
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,609)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,878,110
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,670,606
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 625,723